Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2014		Aug. 31, 2014		Aug. 31, 2013
Current assets:
Cash and cash equivalents	$ 132,109		$ 135,493		$ 134,054
Accounts receivable, less allowance for doubtful accounts of $10,674 at November 30, 2014 and $10,844 at August 31, 2014	376,486		384,444		310,749
Inventories	296,539		292,141		261,658
Prepaid expenses and other current assets	47,591		40,473		41,224
Total current assets	852,725		852,551		747,685
Property, plant and equipment, at cost:
Land and improvements	27,155		28,439		27,954
Buildings and leasehold improvements	154,656		160,858		146,647
Machinery and equipment	394,884		398,563		356,144
Furniture and fixtures	39,785		41,255		39,065
Construction in progress	17,676		16,718		7,149
Gross property, plant and equipment	634,156		645,833		576,959
Accumulated depreciation	384,143		391,912		366,438
Net property, plant and equipment	250,013		253,921		210,521
Other assets:
Deferred charges and other noncurrent assets	63,376		65,079		48,723
Goodwill	198,649		202,299		139,526
Intangible assets, net	131,488		138,634		91,887
Total assets	1,496,251		1,512,484		1,238,342
Current liabilities:
Accounts payable	314,315		314,957		265,477
U.S. and foreign income taxes payable	6,075		6,385		6,423
Accrued payroll, taxes and related benefits	47,661		54,199		40,759
Other accrued liabilities	52,270		46,054		48,689
Short-term debt	32,012		31,748		8,373
Total current liabilities	452,333		453,343		369,721
Long-term debt	353,262		339,546		207,435
Pension plans	123,923		129,949		98,599
Deferred income taxes	23,222		23,826		20,873
Other long-term liabilities	28,704		29,369		26,970
Total liabilities	981,444		976,033		723,598
Commitments and contingencies
Stockholders' equity:
Common stock, $1 par value, authorized - 75,000 shares, issued - 48,186 at November 30, 2014, 48,185 shares at August 31, 2014, 48,094 shares at August 31, 2013	48,186		48,185		48,094
Additional paid-in capital	269,818		268,545		263,158
Accumulated other comprehensive income (loss)	(41,946)	[1]	(16,691)	[1]	682	[1]
Retained earnings	614,094		606,898		574,370
Treasury stock, at cost,19,081 shares at November 30,2014, 18,973 shares at August 31, 2014 and 18,940 shares at August 31, 2013	(383,199)		(379,894)		(378,927)
Total A. Schulman, Inc.'s stockholders' equity	506,953		527,043		507,377
Noncontrolling interests	7,854		9,408		7,367
Total equity	514,807		536,451		514,744
Total liabilities and equity	$ 1,496,251		$ 1,512,484		$ 1,238,342

[1]	All amounts presented are net of tax. All tax amounts are related to pension and other retiree benefits.